UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

September 30, 2008

1.808778.104

VIPEI-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc.	749,853	$ 4,019,212
Gentex Corp.	246,980	3,531,814
Johnson Controls, Inc.	1,447,952	43,916,384
The Goodyear Tire & Rubber Co. (a)	1,691,300	25,893,803
TRW Automotive Holdings Corp. (a)	398,000	6,332,180
		83,693,393
Automobiles - 0.9%
Fiat SpA	815,400	10,961,587
Harley-Davidson, Inc. (d)	891,650	33,258,545
Renault SA	208,479	13,281,515
Winnebago Industries, Inc. (d)	349,700	4,518,124
		62,019,771
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,285,268	29,239,847
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	192,200	11,858,740
Starbucks Corp. (a)	1,483,800	22,064,106
		33,922,846
Household Durables - 1.9%
Beazer Homes USA, Inc. (d)	548,987	3,282,942
Black & Decker Corp. (d)	298,000	18,103,500
Centex Corp.	994,000	16,102,800
KB Home (d)	178,100	3,505,008
Lennar Corp. Class A (d)	600,900	9,127,671
Newell Rubbermaid, Inc.	1,080,120	18,642,871
Pulte Homes, Inc.	796,751	11,130,611
The Stanley Works	375,930	15,691,318
Whirlpool Corp.	539,034	42,740,006
		138,326,727
Internet & Catalog Retail - 0.2%
Liberty Media Corp. - Interactive Series A (a)	1,173,669	15,152,067
Leisure Equipment & Products - 0.5%
Brunswick Corp.	1,296,457	16,581,685
Eastman Kodak Co. (d)	1,345,500	20,693,790
		37,275,475
Media - 3.4%
Ascent Media Corp. (a)	30,800	751,828
Belo Corp. Series A	947,466	5,646,897
CC Media Holdings, Inc. Class A (a)	718,958	9,777,829
Citadel Broadcasting Corp. (a)(d)	1,986,704	1,629,097
Comcast Corp. Class A	2,573,236	50,512,623
Informa PLC	1,227,700	6,924,371
Interpublic Group of Companies, Inc. (a)	803,200	6,224,800
McGraw-Hill Companies, Inc.	209,900	6,634,939
Scripps Networks Interactive, Inc. Class A	496,560	18,030,094
The New York Times Co. Class A (d)	521,708	7,455,207
The Walt Disney Co.	826,500	25,365,285

	Shares	Value
Time Warner Cable, Inc. (a)	570,900	$ 13,815,780
Time Warner, Inc.	5,267,250	69,053,648
Virgin Media, Inc.	1,316,437	10,399,852
Vivendi	309,509	9,699,881
		241,922,131
Multiline Retail - 1.7%
Kohl's Corp. (a)	1,342,753	61,874,058
Macy's, Inc.	1,361,000	24,470,780
Target Corp.	682,400	33,471,720
Tuesday Morning Corp. (a)	555,523	2,294,310
		122,110,868
Specialty Retail - 1.7%
Chico's FAS, Inc. (a)	463,597	2,535,876
Home Depot, Inc.	2,614,700	67,694,583
Lowe's Companies, Inc.	173,200	4,103,108
OfficeMax, Inc.	513,300	4,563,237
PetSmart, Inc.	47,568	1,175,405
RadioShack Corp.	505,500	8,735,040
Staples, Inc.	943,545	21,229,763
Williams-Sonoma, Inc.	776,100	12,557,298
		122,594,310
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	693,815	11,399,380
TOTAL CONSUMER DISCRETIONARY		897,656,815
CONSUMER STAPLES - 5.3%
Beverages - 0.5%
Carlsberg AS Series B	177,950	13,564,317
Heineken NV (Bearer)	222,954	8,954,514
The Coca-Cola Co.	282,465	14,936,749
		37,455,580
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	189,700	6,385,302
Rite Aid Corp. (a)(d)	2,371,968	1,921,294
Wal-Mart Stores, Inc.	1,136,763	68,080,736
Winn-Dixie Stores, Inc. (a)	480,520	6,679,228
		83,066,560
Food Products - 1.3%
Archer Daniels Midland Co.	215,623	4,724,300
Hershey Co.	641,800	25,376,772
Kraft Foods, Inc. Class A	557,454	18,256,619
Marine Harvest ASA (a)	17,409,000	8,685,240
Nestle SA (Reg.)	705,866	30,508,505
Tyson Foods, Inc. Class A	739,400	8,828,436
		96,379,872
Household Products - 1.3%
Energizer Holdings, Inc. (a)	154,800	12,469,140
Kimberly-Clark Corp.	590,000	38,255,600
Procter & Gamble Co.	567,942	39,579,878
		90,304,618
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	250,470	$ 10,412,038
Tobacco - 0.9%
Altria Group, Inc.	545,805	10,828,771
Philip Morris International, Inc.	1,165,705	56,070,411
		66,899,182
TOTAL CONSUMER STAPLES		384,517,850
ENERGY - 18.1%
Energy Equipment & Services - 3.2%
BJ Services Co.	430,124	8,228,272
Halliburton Co.	884,995	28,664,988
Nabors Industries Ltd. (a)	1,014,413	25,279,172
Noble Corp.	1,480,968	65,014,495
Pride International, Inc. (a)	350,700	10,384,227
Schlumberger Ltd. (NY Shares)	1,225,857	95,727,173
		233,298,327
Oil, Gas & Consumable Fuels - 14.9%
Anadarko Petroleum Corp.	141,700	6,873,867
Apache Corp.	426,080	44,431,622
Boardwalk Pipeline Partners, LP	364,300	7,504,580
Chevron Corp.	1,772,142	146,166,272
ConocoPhillips	1,742,000	127,601,500
CONSOL Energy, Inc.	237,990	10,921,361
Devon Energy Corp.	47,100	4,295,520
EOG Resources, Inc.	531,100	47,512,206
Exxon Mobil Corp.	5,299,393	411,550,860
Hess Corp.	545,000	44,733,600
Occidental Petroleum Corp.	847,900	59,734,555
Peabody Energy Corp.	232,761	10,474,245
Repsol YPF SA	101,300	3,001,052
Repsol YPF SA sponsored ADR	1,444,974	42,857,929
Royal Dutch Shell PLC:
Class A sponsored ADR	682,900	40,297,929
Class B ADR (d)	85,900	4,904,031
Total SA sponsored ADR	353,733	21,464,518
Valero Energy Corp.	900,774	27,293,452
Williams Companies, Inc.	435,100	10,290,115
		1,071,909,214
TOTAL ENERGY		1,305,207,541
FINANCIALS - 24.3%
Capital Markets - 3.8%
Bank of New York Mellon Corp.	2,759,395	89,901,089
Credit Suisse Group sponsored ADR	47,100	2,273,988
Deutsche Bank AG	61,500	4,397,965
Deutsche Bank AG (NY Shares)	284,600	20,716,034
Goldman Sachs Group, Inc.	387,579	49,610,112

	Shares	Value
KKR Private Equity Investors, LP	394,743	$ 3,848,744
KKR Private Equity Investors, LP Restricted Depositary Units (e)	601,500	5,864,625
Legg Mason, Inc.	291,750	11,104,005
Merrill Lynch & Co., Inc.	1,155,913	29,244,599
Morgan Stanley	1,622,077	37,307,771
State Street Corp.	247,280	14,065,286
UBS AG (NY Shares)	191,400	3,357,156
		271,691,374
Commercial Banks - 6.1%
Associated Banc-Corp. (d)	1,243,955	24,816,902
Fifth Third Bancorp	1,080,100	12,853,190
HSBC Holdings PLC sponsored ADR (d)	605,292	48,925,752
Huntington Bancshares, Inc.	119,090	951,529
KeyCorp	1,397,000	16,680,180
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,211,725	19,330,477
PNC Financial Services Group, Inc.	1,082,639	80,873,133
Sterling Financial Corp., Washington (d)	763,427	11,069,692
U.S. Bancorp, Delaware	1,016,538	36,615,699
Wachovia Corp. (d)	3,107,297	10,875,540
Wells Fargo & Co.	4,793,100	179,885,043
		442,877,137
Consumer Finance - 1.2%
Capital One Financial Corp. (d)	605,599	30,885,549
Discover Financial Services	2,698,269	37,290,078
Promise Co. Ltd.	365,950	7,083,859
SLM Corp. (a)	1,048,332	12,936,417
		88,195,903
Diversified Financial Services - 8.5%
Bank of America Corp.	7,406,019	259,210,665
CIT Group, Inc.	558,400	3,886,464
Citigroup, Inc.	3,814,698	78,239,456
JPMorgan Chase & Co.	5,824,712	272,014,050
		613,350,635
Insurance - 3.0%
ACE Ltd.	702,396	38,020,695
Allianz AG sponsored ADR	236,200	3,238,302
American International Group, Inc.	3,273,250	10,899,923
Hartford Financial Services Group, Inc.	646,300	26,491,837
MBIA, Inc.	402,400	4,788,560
MetLife, Inc.	141,317	7,913,752
MetLife, Inc. unit	722,300	9,043,196
Montpelier Re Holdings Ltd.	1,204,700	19,889,597
PartnerRe Ltd.	376,624	25,644,328
Reinsurance Group of America, Inc. Class B (d)	19,988	947,831
The Travelers Companies, Inc.	828,996	37,470,619
XL Capital Ltd. Class A	1,345,300	24,134,682
Zurich Financial Services AG (Reg.)	22,143	6,132,398
		214,615,720
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	828,000	$ 11,136,600
Developers Diversified Realty Corp.	703,598	22,297,021
General Growth Properties, Inc.	237,800	3,590,780
HCP, Inc.	616,000	24,720,080
LaSalle Hotel Properties (SBI)	312,033	7,276,610
Senior Housing Properties Trust (SBI)	536,156	12,776,597
		81,797,688
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	1,506,641	20,143,790
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (d)	722,352	5,078,135
New York Community Bancorp, Inc.	870,020	14,607,636
Washington Mutual, Inc.	2,055,442	168,546
		19,854,317
TOTAL FINANCIALS		1,752,526,564
HEALTH CARE - 7.3%
Biotechnology - 0.5%
Amgen, Inc. (a)	652,922	38,698,687
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	1,612,200	19,781,694
Covidien Ltd.	575,936	30,962,319
Medtronic, Inc.	289,400	14,498,940
		65,242,953
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (d)	715,901	15,742,663
UnitedHealth Group, Inc.	71,300	1,810,307
		17,552,970
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	1,151,400	24,006,690
Johnson & Johnson	1,576,700	109,233,776
Merck & Co., Inc.	1,439,500	45,430,620
Novartis AG sponsored ADR	166,000	8,771,440
Pfizer, Inc.	6,101,500	112,511,660
Schering-Plough Corp.	1,946,636	35,954,367
Wyeth	1,820,000	67,230,800
		403,139,353
TOTAL HEALTH CARE		524,633,963
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.8%
General Dynamics Corp.	237,500	17,484,750
Honeywell International, Inc.	1,729,725	71,870,074
Lockheed Martin Corp.	109,500	12,008,865
Northrop Grumman Corp.	106,700	6,459,618

	Shares	Value
Spirit AeroSystems Holdings, Inc. Class A (a)	612,382	$ 9,840,979
The Boeing Co.	515,684	29,574,477
United Technologies Corp.	872,740	52,416,764
		199,655,527
Building Products - 0.3%
Masco Corp.	1,348,600	24,193,884
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	612,979	27,265,306
Waste Management, Inc.	405,800	12,778,642
		40,043,948
Industrial Conglomerates - 3.9%
3M Co.	768,100	52,468,911
General Electric Co.	5,331,790	135,960,645
Rheinmetall AG	23,600	1,269,728
Siemens AG sponsored ADR	734,300	68,943,427
Tyco International Ltd.	678,136	23,748,323
		282,391,034
Machinery - 1.7%
Briggs & Stratton Corp. (d)	1,119,488	18,113,316
Caterpillar, Inc.	255,400	15,221,840
Eaton Corp.	414,200	23,269,756
Illinois Tool Works, Inc.	271,800	12,081,510
Ingersoll-Rand Co. Ltd. Class A	644,488	20,088,691
Kennametal, Inc.	382,491	10,373,156
SPX Corp.	300,710	23,154,670
		122,302,939
Marine - 0.1%
Alexander & Baldwin, Inc.	127,500	5,613,825
Professional Services - 0.2%
Equifax, Inc.	344,434	11,865,751
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	419,000	38,728,170
Union Pacific Corp.	285,300	20,301,948
		59,030,118
TOTAL INDUSTRIALS		745,097,026
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	1,693,600	38,207,616
Motorola, Inc.	2,291,112	16,358,540
		54,566,156
Computers & Peripherals - 2.0%
EMC Corp. (a)	600,900	7,186,764
Hewlett-Packard Co.	1,513,093	69,965,420
International Business Machines Corp.	564,600	66,035,616
		143,187,800
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	589,500	15,456,690
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	595,330	$ 14,662,978
Tyco Electronics Ltd.	933,336	25,816,074
		55,935,742
IT Services - 0.1%
MoneyGram International, Inc.	895,100	1,271,042
The Western Union Co.	142,797	3,522,802
Unisys Corp. (a)	1,968,500	5,413,375
		10,207,219
Office Electronics - 0.2%
Xerox Corp.	1,107,335	12,767,573
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	970,200	25,564,770
Applied Materials, Inc.	2,033,600	30,768,368
Atmel Corp. (a)	832,800	2,823,192
Intel Corp.	3,847,300	72,059,929
Micron Technology, Inc. (a)	941,000	3,811,050
National Semiconductor Corp.	1,729,847	29,770,667
Novellus Systems, Inc. (a)	831,039	16,321,606
Teradyne, Inc. (a)	2,076,900	16,220,589
Varian Semiconductor Equipment Associates, Inc. (a)	347,400	8,726,688
		206,066,859
Software - 1.2%
CA, Inc.	94,400	1,884,224
Microsoft Corp.	1,644,760	43,898,644
Oracle Corp. (a)	918,108	18,646,773
Symantec Corp. (a)	1,133,533	22,194,576
		86,624,217
TOTAL INFORMATION TECHNOLOGY		569,355,566
MATERIALS - 2.2%
Chemicals - 1.4%
Celanese Corp. Class A	512,900	14,315,039
Chemtura Corp.	2,321,164	10,584,508
Dow Chemical Co.	509,900	16,204,622
E.I. du Pont de Nemours & Co.	748,500	30,164,550
Georgia Gulf Corp. (d)	546,858	1,367,145
H.B. Fuller Co.	389,950	8,138,257
Linde AG	181,300	19,353,382
		100,127,503
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	2,255,272	10,599,778
Metals & Mining - 0.7%
Alcoa, Inc.	1,328,771	30,003,649

	Shares	Value
Barrick Gold Corp.	191,300	$ 7,003,909
Nucor Corp.	269,700	10,653,150
		47,660,708
TOTAL MATERIALS		158,387,989
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	8,252,369	230,406,142
Qwest Communications International, Inc.	8,196,400	26,474,372
Telefonica SA sponsored ADR	74,400	5,318,856
Verizon Communications, Inc.	3,441,502	110,437,799
		372,637,169
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	2,913,400	17,771,740
Vodafone Group PLC sponsored ADR	973,387	21,511,853
		39,283,593
TOTAL TELECOMMUNICATION SERVICES		411,920,762
UTILITIES - 3.1%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	621,104	22,837,994
Entergy Corp.	499,600	44,469,396
Exelon Corp.	534,200	33,451,604
PPL Corp.	524,600	19,420,692
		120,179,686
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,637,658	19,144,222
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	1,451,300	47,588,127
Wisconsin Energy Corp.	729,900	32,772,510
		80,360,637
TOTAL UTILITIES		219,684,545
TOTAL COMMON STOCKS (Cost $6,804,334,744)		6,968,988,621
Convertible Preferred Stocks - 1.4%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	726,200	6,172,700
FINANCIALS - 0.8%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	230,600	7,993,518
Lehman Brothers Holdings, Inc. Series P, 7.25%	24,700	24,700
		8,018,218
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	9,000	$ 6,911,910
Diversified Financial Services - 0.5%
Bank of America Corp. Series L, 7.25%	17,700	14,779,500
CIT Group, Inc.:
7.75%	406,600	3,557,750
Series C, 8.75%	81,800	2,382,016
Citigroup, Inc. Series T, 6.50%	432,849	17,746,809
		38,466,075
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	510,400	4,408,835
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75%	541,300	1,342,424
Washington Mutual, Inc. Series R, 7.75%	6,700	3,015
		1,345,439
TOTAL FINANCIALS		59,150,477
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Schering-Plough Corp. 6.00%	93,000	16,066,680
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	2,396,141
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	232,700	19,651,282
TOTAL MATERIALS		22,047,423
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $234,780,683)		103,437,280
Investment Companies - 0.1%

Ares Capital Corp. (Cost $10,607,570)	604,054	6,300,283
Corporate Bonds - 1.3%
	Principal Amount
Convertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 10,280,000	6,726,204
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	3,650,000	1,656,188

	Principal Amount	Value
Media - 0.4%
Liberty Media Corp.:
3.5% 1/15/31	$ 258,180	$ 135,081
4% 11/15/29 (e)	4,750,000	2,565,000
3.5% 1/15/31 (e)	9,447,134	4,942,779
News America, Inc. liquid yield option note:
0% 2/28/21 (e)	22,670,000	13,290,288
0% 2/28/21	3,490,000	2,046,013
Virgin Media, Inc. 6.5% 11/15/16 (e)	9,500,000	6,113,250
		29,092,411
TOTAL CONSUMER DISCRETIONARY		37,474,803
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Rite Aid Corp. 8.5% 5/15/15	6,360,000	4,442,460
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	5,740,000	4,247,600
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (e)	8,490,000	3,503,823
4.5% 6/30/21	280,000	115,556
		3,619,379
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	14,340,000	6,632,250
6% 5/1/15	4,780,000	2,210,750
Micron Technology, Inc. 1.875% 6/1/14	2,570,000	1,222,472
		10,065,472
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,320,000	4,422,230
5.25% 12/15/11 (e)	11,850,000	9,783,242
5.25% 12/15/11	4,290,000	3,541,781
		17,747,253
TOTAL CONVERTIBLE BONDS		77,596,967
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	$ 15,700,000	$ 13,979,986
TOTAL CORPORATE BONDS (Cost $133,213,283)		91,576,953
Money Market Funds - 1.6%
Shares
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c) (Cost $116,211,631)	116,211,631	116,211,631
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $7,299,147,911)	7,286,514,768
NET OTHER ASSETS - (1.2)%	(87,188,715)
NET ASSETS - 100%	$ 7,199,326,053
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,942,857 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 289,064
Fidelity Securities Lending Cash Central Fund	4,261,327
Total	$ 4,550,391
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,286,514,768	$ 6,947,682,221	$ 338,832,547	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,313,020,846. Net unrealized depreciation aggregated $26,506,078, of which $1,705,576,277 related to appreciated investment securities and $1,732,082,355 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Portfolio

September 30, 2008

1.808779.104

VIPGRWT-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 4.8%
Automobiles - 0.2%
Harley-Davidson, Inc.	257,800	$ 9,615,940
Diversified Consumer Services - 1.0%
Strayer Education, Inc.	224,371	44,932,536
Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc. (a)	171,492	2,047,614
McDonald's Corp.	748,476	46,180,969
		48,228,583
Leisure Equipment & Products - 0.8%
Nikon Corp. (d)	1,511,000	36,261,065
Media - 1.1%
Ascent Media Corp. (a)	23,400	571,194
Focus Media Holding Ltd. ADR (a)(d)	984,100	28,056,691
The DIRECTV Group, Inc. (a)	949,400	24,845,798
		53,473,683
Specialty Retail - 0.4%
DSW, Inc. Class A (a)(d)	1,242,052	17,016,112
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. (a)	578,800	13,329,764
TOTAL CONSUMER DISCRETIONARY		222,857,683
CONSUMER STAPLES - 8.8%
Beverages - 1.2%
The Coca-Cola Co.	1,035,541	54,759,408
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	3,060,206	103,006,534
Whole Foods Market, Inc. (d)	301,418	6,037,403
		109,043,937
Food Products - 2.8%
Nestle SA sponsored ADR	3,025,650	129,951,668
Household Products - 2.5%
Procter & Gamble Co.	1,686,517	117,533,370
TOTAL CONSUMER STAPLES		411,288,383
ENERGY - 6.9%
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc. (a)	706,448	35,484,883
Schlumberger Ltd. (NY Shares)	297,000	23,192,730
Smith International, Inc.	630,594	36,978,032
		95,655,645
Oil, Gas & Consumable Fuels - 4.8%
Chesapeake Energy Corp.	664,462	23,827,607
Denbury Resources, Inc. (a)	3,480,550	66,269,672
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,017,000	44,697,150
Plains Exploration & Production Co. (a)	267,489	9,404,913
Reliance Industries Ltd.	302,436	12,750,436

	Shares	Value
Southwestern Energy Co. (a)	1,227,528	$ 37,488,705
Ultra Petroleum Corp. (a)	521,516	28,860,695
		223,299,178
TOTAL ENERGY		318,954,823
FINANCIALS - 14.2%
Capital Markets - 2.4%
Charles Schwab Corp.	2,077,128	54,005,328
Franklin Resources, Inc.	249,374	21,977,331
JMP Group, Inc.	138,900	722,280
State Street Corp.	629,400	35,800,272
		112,505,211
Commercial Banks - 3.2%
Wells Fargo & Co.	3,227,200	121,116,816
Zions Bancorp	758,800	29,365,560
		150,482,376
Diversified Financial Services - 1.7%
Bank of America Corp.	1,070,202	37,457,070
JPMorgan Chase & Co.	604,900	28,248,830
KKR Financial Holdings LLC	2,373,838	15,097,610
		80,803,510
Insurance - 6.5%
Berkshire Hathaway, Inc. Class B (a)	64,653	284,149,938
The First American Corp.	532,200	15,699,900
		299,849,838
Real Estate Investment Trusts - 0.4%
CapitalSource, Inc.	1,280,378	15,748,649
TOTAL FINANCIALS		659,389,584
HEALTH CARE - 19.5%
Biotechnology - 7.6%
Amgen, Inc. (a)	1,581,393	93,729,163
Biogen Idec, Inc. (a)	1,587,524	79,836,582
CSL Ltd.	3,110,922	94,239,072
Genentech, Inc. (a)	737,485	65,400,170
Gilead Sciences, Inc. (a)	440,591	20,082,138
		353,287,125
Health Care Equipment & Supplies - 5.1%
Alcon, Inc.	298,900	48,275,339
Baxter International, Inc.	1,011,451	66,381,529
C.R. Bard, Inc.	273,800	25,975,406
China Medical Technologies, Inc. sponsored ADR (d)	476,730	15,531,863
Covidien Ltd.	826,758	44,446,510
DENTSPLY International, Inc.	703,914	26,424,932
Medtronic, Inc.	241,200	12,084,120
		239,119,699
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.9%
Henry Schein, Inc. (a)(d)	644,275	$ 34,687,766
Medco Health Solutions, Inc. (a)	3,210,751	144,483,795
		179,171,561
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	209,374	11,626,538
Covance, Inc. (a)	508,376	44,945,522
Pharmaceutical Product Development, Inc.	290,499	12,012,134
		68,584,194
Pharmaceuticals - 1.4%
Novo Nordisk AS Series B	539,450	27,959,732
Pronova BioPharma ASA	756,500	2,500,064
Teva Pharmaceutical Industries Ltd. sponsored ADR	805,700	36,893,003
		67,352,799
TOTAL HEALTH CARE		907,515,378
INDUSTRIALS - 5.8%
Commercial Services & Supplies - 0.7%
Corrections Corp. of America (a)	623,845	15,502,548
Republic Services, Inc.	545,032	16,340,059
		31,842,607
Construction & Engineering - 0.4%
Shaw Group, Inc. (a)	588,600	18,087,678
Electrical Equipment - 1.8%
AMETEK, Inc.	281,500	11,476,755
Cooper Industries Ltd. Class A	680,100	27,169,995
SMA Solar Technology AG	93,100	7,270,560
Spire Corp. (a)(d)	300,249	4,266,538
Vestas Wind Systems AS (a)	371,850	32,449,236
		82,633,084
Industrial Conglomerates - 0.1%
Global Consumer Acquisition Corp. unit	467,900	4,257,890
Machinery - 1.4%
CLARCOR, Inc.	215,700	8,185,815
Cummins, Inc.	444,034	19,413,166
Danaher Corp.	421,700	29,265,980
Hansen Transmission International NV	2,189,397	9,126,842
		65,991,803
Professional Services - 0.2%
Equifax, Inc.	212,900	7,334,405
Robert Half International, Inc.	219,500	5,432,625
		12,767,030
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	251,700	23,264,631
Union Pacific Corp.	339,100	24,130,356
		47,394,987

	Shares	Value
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	175,600	$ 8,672,884
TOTAL INDUSTRIALS		271,647,963
INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 9.6%
Cisco Systems, Inc. (a)	5,392,657	121,658,342
Juniper Networks, Inc. (a)	4,116,743	86,739,775
Nokia Corp. sponsored ADR	3,993,641	74,481,405
Nortel Networks Corp. (a)(e)	94,188	207,065
QUALCOMM, Inc.	2,687,353	115,475,558
Research In Motion Ltd. (a)	716,700	48,950,610
		447,512,755
Computers & Peripherals - 3.8%
Apple, Inc. (a)	669,786	76,127,877
SanDisk Corp. (a)(d)	5,110,760	99,915,358
		176,043,235
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	1,280,764	51,409,867
Itron, Inc. (a)	280,994	24,876,399
		76,286,266
Internet Software & Services - 5.4%
Baidu.com, Inc. sponsored ADR (a)	69,900	17,351,277
Google, Inc. Class A (sub. vtg.) (a)	263,131	105,389,228
The Knot, Inc. (a)(d)	841,815	7,029,155
VeriSign, Inc. (a)	4,654,408	121,386,961
		251,156,621
IT Services - 4.7%
Cognizant Technology Solutions Corp. Class A (a)	1,055,262	24,091,631
ExlService Holdings, Inc. (a)	506,577	4,447,746
The Western Union Co.	3,336,925	82,321,940
VeriFone Holdings, Inc. (a)(d)	303,150	5,014,101
Visa, Inc.	1,685,832	103,493,226
		219,368,644
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	7,218,317	109,213,136
Microchip Technology, Inc. (d)	720,300	21,198,429
		130,411,565
Software - 1.9%
Autonomy Corp. PLC (a)	4,071,080	75,595,046
VMware, Inc. Class A (a)	543,987	14,491,814
		90,086,860
TOTAL INFORMATION TECHNOLOGY		1,390,865,946
MATERIALS - 6.9%
Chemicals - 5.6%
CF Industries Holdings, Inc.	106,900	9,777,074
FMC Corp.	164,779	8,467,993
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Israel Chemicals Ltd.	1,322,900	$ 20,275,795
Monsanto Co.	858,142	84,938,895
Novozymes AS Series B	191,200	17,034,551
Potash Corp. of Saskatchewan, Inc.	150,600	19,880,707
The Mosaic Co.	1,485,004	101,009,972
		261,384,987
Metals & Mining - 1.3%
Compass Minerals International, Inc.	1,142,686	59,865,320
TOTAL MATERIALS		321,250,307
UTILITIES - 1.3%
Electric Utilities - 1.3%
Entergy Corp.	322,714	28,724,773
Exelon Corp.	472,103	29,563,090
		58,287,863
TOTAL COMMON STOCKS (Cost $4,978,035,031)		4,562,057,930
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	80,608,385	$ 80,608,385
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	82,245,500	82,245,500
TOTAL MONEY MARKET FUNDS (Cost $162,853,885)		162,853,885
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $5,140,888,916)	4,724,911,815
NET OTHER ASSETS - (1.6)%	(74,321,396)
NET ASSETS - 100%	$ 4,650,590,419
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 888,697
Fidelity Securities Lending Cash Central Fund	1,747,495
Total	$ 2,636,192
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Compass Minerals International, Inc.	$ 16,984,537	$ 90,859,702	$ 67,910,092	$ 1,407,934	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,724,911,815	$ 4,409,725,211	$ 315,186,604	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,166,137,358. Net unrealized depreciation aggregated $441,225,543, of which $306,043,017 related to appreciated investment securities and $747,268,560 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
High Income Portfolio

September 30, 2008

1.808795.104

VIPHI-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.3%
	Principal Amount	Value
Convertible Bonds - 0.7%
Energy - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 1,810,000	$ 1,767,465
Technology - 0.5%
Advanced Micro Devices, Inc. 6% 5/1/15	3,030,000	1,401,375
Lucent Technologies, Inc. 2.875% 6/15/25	837,000	551,709
Nortel Networks Corp.:
1.75% 4/15/12 (e)	4,651,000	2,325,500
1.75% 4/15/12	630,000	315,000
		4,593,584
TOTAL CONVERTIBLE BONDS		6,361,049
Nonconvertible Bonds - 83.6%
Aerospace - 0.7%
BE Aerospace, Inc. 8.5% 7/1/18	720,000	698,400
Bombardier, Inc. 7.45% 5/1/34 (e)	3,561,000	3,311,730
Sequa Corp.:
11.75% 12/1/15 (e)	2,085,000	1,751,400
13.5% 12/1/15 pay-in-kind (e)	1,080,268	896,082
		6,657,612
Air Transportation - 2.5%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	9,180,000	6,793,200
6.977% 11/23/22	617,202	382,665
8.608% 10/1/12	535,000	433,350
AMR Corp. 9% 8/1/12	1,980,000	1,267,200
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	1,060,319	922,477
7.73% 9/15/12	303,607	212,525
7.875% 7/2/18	1,005,019	653,262
8.388% 5/1/22	561,285	416,754
9.558% 9/1/19	1,550,525	1,085,367
9.798% 4/1/21	7,812,255	6,562,294
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,611,038	1,143,837
8.954% 8/10/14	1,655,396	1,175,331
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,175,000	728,500
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	2,985,525	2,030,157
		23,806,919

	Principal Amount	Value
Automotive - 0.0%
Ford Motor Credit Co. LLC 7.875% 6/15/10	$ 425,000	$ 324,414
Broadcasting - 0.1%
Clear Channel Communications, Inc. 6.25% 3/15/11	990,000	638,550
Nexstar Broadcasting, Inc. 7% 1/15/14	835,000	609,550
		1,248,100
Building Materials - 0.7%
General Cable Corp. 7.125% 4/1/17	990,000	920,700
Nortek, Inc. 10% 12/1/13 (e)	4,510,000	3,991,350
Ply Gem Industries, Inc. 11.75% 6/15/13 (e)	2,095,000	1,770,275
		6,682,325
Cable TV - 4.0%
Cablevision Systems Corp. 8% 4/15/12	3,895,000	3,641,825
Charter Communications Holdings I LLC:
9.92% 4/1/14	5,570,000	2,116,600
11.125% 1/15/14	2,175,000	755,813
12.125% 1/15/15 (d)	2,915,000	1,457,500
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	4,330,000	2,901,100
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	4,875,000	4,387,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (e)	1,400,000	1,225,000
10.875% 9/15/14 (e)	1,985,000	1,945,300
CSC Holdings, Inc.:
6.75% 4/15/12	3,130,000	2,879,600
8.5% 6/15/15 (e)	3,465,000	3,218,119
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	965,000	955,350
EchoStar Communications Corp.:
6.375% 10/1/11	2,560,000	2,355,200
7% 10/1/13	3,625,000	3,117,500
7.125% 2/1/16	1,460,000	1,175,300
Kabel Deutschland GmbH 10.625% 7/1/14	4,635,000	4,507,538
Videotron Ltd. 9.125% 4/15/18 (e)	1,705,000	1,722,050
		38,361,295
Capital Goods - 2.1%
Case Corp. 7.25% 1/15/16	1,460,000	1,335,900
Leucadia National Corp.:
7% 8/15/13	850,000	807,500
7.125% 3/15/17	6,115,000	5,625,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	$ 985,000	$ 871,725
9.5% 8/1/14	590,000	542,800
11.75% 8/1/16	985,000	886,500
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,022,250
Terex Corp. 8% 11/15/17	6,830,000	6,232,375
		20,324,850
Chemicals - 2.1%
Chemtura Corp. 6.875% 6/1/16	3,675,000	2,903,250
Equistar Chemicals LP 7.55% 2/15/26	1,750,000	1,120,000
Momentive Performance Materials, Inc. 9.75% 12/1/14	7,825,000	6,103,500
Nalco Co. 7.75% 11/15/11	1,490,000	1,452,750
Nell AF Sarl 8.375% 8/15/15 (e)	765,000	359,550
NOVA Chemicals Corp.:
5.9525% 11/15/13 (f)	4,610,000	3,768,675
6.5% 1/15/12	2,915,000	2,630,788
PolyOne Corp. 8.875% 5/1/12	1,980,000	1,861,200
		20,199,713
Consumer Products - 0.6%
Jostens Holding Corp. 0% 12/1/13 (c)	3,050,000	2,897,500
Revlon Consumer Products Corp. 9.5% 4/1/11	3,120,000	2,808,000
		5,705,500
Containers - 1.1%
Berry Plastics Corp. 7.5406% 2/15/15 (f)	1,995,000	1,775,550
BWAY Corp. 10% 10/15/10	4,245,000	4,075,200
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	985,000	960,375
Crown Cork & Seal, Inc.:
7.375% 12/15/26	395,000	300,200
8% 4/15/23	470,000	397,150
Greif, Inc. 6.75% 2/1/17	3,525,000	3,331,125
		10,839,600
Diversified Financial Services - 0.1%
Sprint Capital Corp. 8.75% 3/15/32	1,915,000	1,493,700
Diversified Media - 2.2%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	490,000	406,700
7.25% 8/15/11	905,000	850,700
Lamar Media Corp.:
Series B, 6.625% 8/15/15	750,000	620,625
6.625% 8/15/15	1,435,000	1,187,463

	Principal Amount	Value
LBI Media Holdings, Inc. 0% 10/15/13 (c)	$ 5,300,000	$ 3,975,000
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	2,580,000	1,689,900
10% 8/1/14	4,765,000	4,574,400
Quebecor Media, Inc.:
7.75% 3/15/16	5,920,000	5,150,400
7.75% 3/15/16	2,880,000	2,505,600
		20,960,788
Electric Utilities - 7.8%
AES Corp.:
7.75% 10/15/15	2,160,000	1,987,200
8% 10/15/17	1,180,000	1,088,550
Aquila, Inc. 11.875% 7/1/12 (d)(f)	2,825,000	3,107,500
Dynegy Holdings, Inc. 8.375% 5/1/16	3,405,000	2,962,350
Edison Mission Energy:
7% 5/15/17	2,795,000	2,515,500
7.2% 5/15/19	2,675,000	2,327,250
7.625% 5/15/27	2,915,000	2,332,000
Energy Future Holdings:
10.875% 11/1/17 (e)	7,270,000	6,579,350
11.25% 11/1/17 pay-in-kind (e)(f)	4,100,000	3,444,000
Intergen NV 9% 6/30/17 (e)	3,950,000	3,871,000
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)	2,205,000	2,116,800
Mirant Americas Generation LLC:
8.3% 5/1/11	480,000	460,800
8.5% 10/1/21	3,135,000	2,617,725
9.125% 5/1/31	1,270,000	1,092,200
NRG Energy, Inc.:
7.25% 2/1/14	2,870,000	2,626,050
7.375% 2/1/16	5,280,000	4,778,400
7.375% 1/15/17	6,745,000	6,272,850
NSG Holdings II, LLC 7.75% 12/15/25 (e)	7,850,000	7,457,500
Reliant Energy, Inc.:
7.625% 6/15/14	3,375,000	2,548,125
7.875% 6/15/17	1,085,000	802,900
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,995,856	1,716,436
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (e)	7,345,000	6,628,863
Series B, 10.25% 11/1/15 (e)	3,895,000	3,544,450
10.5% 11/1/16 pay-in-kind (e)(f)	3,215,000	3,006,025
		75,883,824
Energy - 10.0%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,385,000	1,288,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chaparral Energy, Inc.:
8.5% 12/1/15	$ 4,180,000	$ 3,239,500
8.875% 2/1/17	1,760,000	1,364,000
Chesapeake Energy Corp.:
6.5% 8/15/17	3,645,000	3,244,050
6.875% 1/15/16	2,770,000	2,506,850
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	435,000	413,250
7.75% 5/15/17	835,000	793,250
Complete Production Services, Inc. 8% 12/15/16	385,000	358,050
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (e)	1,190,000	1,172,150
Dynegy Holdings, Inc. 8.75% 2/15/12	2,205,000	2,083,725
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	3,050,000	2,989,000
Energy Partners Ltd.:
7.9156% 4/15/13 (f)	2,295,000	1,790,100
9.75% 4/15/14	2,250,000	1,755,000
Forest Oil Corp.:
7.25% 6/15/19	1,420,000	1,207,000
7.75% 5/1/14	1,430,000	1,372,800
Frontier Oil Corp. 8.5% 9/15/16	2,700,000	2,642,625
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	1,815,000	1,742,400
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)	5,890,000	5,065,400
9% 6/1/16 (e)	3,910,000	3,558,100
Newfield Exploration Co. 7.125% 5/15/18	1,915,000	1,685,200
OPTI Canada, Inc.:
7.875% 12/15/14	1,960,000	1,724,800
8.25% 12/15/14	4,375,000	3,981,250
Pan American Energy LLC 7.75% 2/9/12 (e)	3,960,000	3,643,200
Parker Drilling Co. 9.625% 10/1/13	1,775,000	1,721,750
Petrohawk Energy Corp.:
7.875% 6/1/15 (e)	2,560,000	2,227,200
9.125% 7/15/13	5,910,000	5,496,300
Petroleum Development Corp. 12% 2/15/18	2,810,000	2,810,000
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	2,927,550
Plains Exploration & Production Co. 7% 3/15/17	4,230,000	3,606,075
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	435,000	393,675
7.375% 7/15/13	10,075,000	9,621,625

	Principal Amount	Value
SandRidge Energy, Inc.:
6.4163% 4/1/14 (e)(f)	$ 5,320,000	$ 4,389,000
8.625% 4/1/15 pay-in-kind (e)	7,720,000	6,948,000
Seitel, Inc. 9.75% 2/15/14	4,330,000	3,593,900
Tesoro Corp. 6.5% 6/1/17	990,000	792,000
W&T Offshore, Inc. 8.25% 6/15/14 (e)	3,230,000	2,680,900
		96,827,725
Environmental - 0.4%
Allied Waste North America, Inc.:
6.875% 6/1/17	1,925,000	1,761,375
7.125% 5/15/16	1,385,000	1,291,513
Browning-Ferris Industries, Inc. 7.4% 9/15/35	585,000	497,250
		3,550,138
Food and Drug Retail - 0.5%
Rite Aid Corp.:
6.875% 8/15/13	1,110,000	588,300
7.5% 3/1/17	1,365,000	1,023,750
9.375% 12/15/15	1,110,000	566,100
10.375% 7/15/16	2,020,000	1,717,000
SUPERVALU, Inc. 7.5% 11/15/14	900,000	864,000
		4,759,150
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc.:
7.25% 9/1/16	880,000	809,600
7.25% 5/15/17	2,060,000	1,915,800
8.375% 12/15/14	575,000	570,688
Dean Foods Co.:
6.9% 10/15/17	4,100,000	3,444,000
7% 6/1/16	3,175,000	2,762,250
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,616,200
Pierre Foods, Inc. 9.875% 7/15/12 (b)	3,195,000	255,600
Pilgrims Pride Corp.:
7.625% 5/1/15	2,620,000	1,650,600
8.375% 5/1/17	1,455,000	683,850
Smithfield Foods, Inc. 7.75% 7/1/17	5,045,000	4,237,800
		19,946,388
Gaming - 6.8%
Boyd Gaming Corp. 7.75% 12/15/12	960,000	844,800
Chukchansi Economic Development Authority:
6.3275% 11/15/12 (e)(f)	1,010,000	757,500
8% 11/15/13 (e)	3,210,000	2,407,500
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (e)	1,135,000	249,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)	$ 2,130,000	$ 1,384,500
Harrah's Operating Co., Inc.:
5.375% 12/15/13	880,000	272,800
5.5% 7/1/10	1,385,000	1,038,750
Mandalay Resort Group 9.375% 2/15/10	990,000	900,900
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (e)	5,050,000	3,383,500
MGM Mirage, Inc.:
6.625% 7/15/15	2,015,000	1,390,350
6.75% 9/1/12	11,410,000	9,070,950
6.75% 4/1/13	1,065,000	841,350
6.875% 4/1/16	4,355,000	3,004,950
7.625% 1/15/17	4,105,000	2,955,600
8.375% 2/1/11	2,240,000	1,836,800
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,295,000	1,074,850
6.375% 7/15/09	950,000	912,000
7.125% 8/15/14	1,830,000	1,281,000
Park Place Entertainment Corp.:
7.875% 3/15/10	985,000	748,600
8.125% 5/15/11	3,135,000	1,849,650
Scientific Games Corp.:
6.25% 12/15/12	3,275,000	2,882,000
7.875% 6/15/16 (e)	2,885,000	2,784,025
Seminole Hard Rock Entertainment, Inc. 5.3188% 3/15/14 (e)(f)	2,125,000	1,551,250
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	6,495,000	5,520,750
7.25% 5/1/12	4,295,000	3,650,750
Snoqualmie Entertainment Authority:
6.875% 2/1/14 (e)(f)	3,525,000	2,538,000
9.125% 2/1/15 (e)	2,125,000	1,535,313
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,495,000	1,259,538
6.625% 12/1/14	9,000,000	7,627,500
		65,555,176
Healthcare - 6.1%
Biomet, Inc.:
10% 10/15/17	2,490,000	2,527,350
10.375% 10/15/17 pay-in-kind	2,620,000	2,600,350
11.625% 10/15/17	2,340,000	2,351,700
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	1,900,000
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	5,285,000	5,073,600

	Principal Amount	Value
HCA, Inc.:
6.5% 2/15/16	$ 2,670,000	$ 2,082,600
9.125% 11/15/14	5,140,000	4,998,650
9.25% 11/15/16	9,719,000	9,451,728
9.625% 11/15/16 pay-in-kind	5,135,000	4,865,413
HealthSouth Corp. 10.75% 6/15/16	395,000	398,950
Omega Healthcare Investors, Inc. 7% 4/1/14	9,970,000	9,172,400
Service Corp. International:
6.75% 4/1/15	1,440,000	1,252,800
7.5% 4/1/27	6,515,000	4,886,250
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,104,000
6.625% 10/15/14	1,820,000	1,692,600
Viant Holdings, Inc. 10.125% 7/15/17 (e)	3,679,000	2,943,200
VWR Funding, Inc. 10.25% 7/15/15	2,485,000	2,087,400
		59,388,991
Homebuilding/Real Estate - 1.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	7,420,000	5,676,300
8.125% 6/1/12	8,345,000	7,093,250
D.R. Horton, Inc. 6.5% 4/15/16	1,640,000	1,246,400
K. Hovnanian Enterprises, Inc.:
6.375% 12/15/14	1,045,000	616,550
8.875% 4/1/12	625,000	393,750
11.5% 5/1/13 (e)	180,000	176,400
KB Home 6.375% 8/15/11	910,000	823,550
Pulte Homes, Inc. 5.25% 1/15/14	905,000	755,675
		16,781,875
Hotels - 0.5%
Host Marriott LP 7.125% 11/1/13	5,390,000	4,851,000
Leisure - 2.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,470,150
yankee:
7% 6/15/13	5,610,000	4,824,600
7.25% 6/15/16	1,540,000	1,293,600
7.5% 10/15/27	1,465,000	1,153,688
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	1,772,000	1,577,080
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,112,188
Universal City Florida Holding Co. I/II:
7.5506% 5/1/10 (f)	4,340,000	4,068,750
8.375% 5/1/10	625,000	606,250
		20,106,306
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 4.1%
Compass Minerals International, Inc. 12% 6/1/13	$ 5,744,000	$ 5,744,000
Drummond Co., Inc. 7.375% 2/15/16 (e)	8,210,000	6,814,300
FMG Finance Property Ltd.:
6.8106% 9/1/11 (e)(f)	3,555,000	3,270,600
10% 9/1/13 (e)	4,010,000	3,769,400
10.625% 9/1/16 (e)	1,395,000	1,346,175
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,140,000	1,120,050
8.375% 4/1/17	2,785,000	2,736,263
Massey Energy Co. 6.875% 12/15/13	6,595,000	5,951,988
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (f)	3,500,000	2,660,000
Vedanta Resources PLC 6.625% 2/22/10 (e)	6,335,000	6,018,250
		39,431,026
Paper - 1.7%
Catalyst Paper Corp. 8.625% 6/15/11	1,380,000	1,090,200
Domtar Corp.:
5.375% 12/1/13	1,045,000	898,700
7.125% 8/15/15	1,425,000	1,311,000
Georgia-Pacific Corp.:
7% 1/15/15 (e)	8,875,000	7,898,750
8.875% 5/15/31	1,755,000	1,561,950
Graphic Packaging International, Inc. 8.5% 8/15/11	1,455,000	1,382,250
Rock-Tenn Co. 9.25% 3/15/16 (e)	890,000	907,800
Stone Container Corp. 8.375% 7/1/12	545,000	457,800
Stone Container Finance Co. 7.375% 7/15/14	835,000	638,775
		16,147,225
Publishing/Printing - 1.0%
Scholastic Corp. 5% 4/15/13	2,755,000	2,300,425
The Reader's Digest Association, Inc. 9% 2/15/17	3,305,000	1,867,325
TL Acquisitions, Inc.:
0% 7/15/15 (c)(e)	1,980,000	1,366,200
10.5% 1/15/15 (e)	5,325,000	4,260,000
		9,793,950
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	1,475,000	1,445,500
Restaurants - 0.4%
Landry's Restaurants, Inc. 9.5% 12/15/14	4,550,000	4,186,000

	Principal Amount	Value
Services - 3.4%
ARAMARK Corp.:
6.3006% 2/1/15 (f)	$ 4,925,000	$ 4,309,375
8.5% 2/1/15	4,035,000	3,853,425
Ashtead Capital, Inc. 9% 8/15/16 (e)	3,090,000	2,688,300
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.3044% 5/15/14 (f)	1,180,000	708,000
7.625% 5/15/14	1,475,000	885,000
7.75% 5/15/16	2,105,000	1,263,000
FTI Consulting, Inc.:
7.625% 6/15/13	4,965,000	5,064,300
7.75% 10/1/16	415,000	423,300
Hertz Corp.:
8.875% 1/1/14	2,160,000	1,879,200
10.5% 1/1/16	820,000	688,800
Iron Mountain, Inc.:
6.625% 1/1/16	575,000	540,500
7.75% 1/15/15	800,000	792,000
8% 6/15/20	1,045,000	1,011,038
8.625% 4/1/13	5,270,000	5,190,950
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	715,000	693,550
JohnsonDiversey, Inc. 9.625% 5/15/12	310,000	309,225
Penhall International Corp. 12% 8/1/14 (e)	610,000	390,400
Rental Service Corp. 9.5% 12/1/14	1,975,000	1,501,000
US Investigations Services, Inc. 10.5% 11/1/15 (e)	415,000	369,350
		32,560,713
Shipping - 3.5%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	3,825,000	3,366,000
Ship Finance International Ltd. 8.5% 12/15/13	22,075,000	21,412,741
Teekay Corp. 8.875% 7/15/11	8,618,000	8,704,180
		33,482,921
Specialty Retailing - 0.3%
Michaels Stores, Inc. 10% 11/1/14	990,000	618,750
Sally Holdings LLC:
9.25% 11/15/14	1,980,000	1,881,000
10.5% 11/15/16	595,000	565,250
		3,065,000
Steels - 1.4%
Evraz Group SA:
8.875% 4/24/13 (e)	1,945,000	1,497,650
9.5% 4/24/18 (e)	1,080,000	799,200
RathGibson, Inc. 11.25% 2/15/14	4,820,000	4,386,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - continued
Steel Dynamics, Inc.:
6.75% 4/1/15	$ 5,060,000	$ 4,351,600
7.375% 11/1/12	2,945,000	2,724,125
		13,758,775
Super Retail - 1.1%
AutoNation, Inc. 7% 4/15/14	1,810,000	1,574,700
NBC Acquisition Corp. 11% 3/15/13	1,665,000	1,252,913
Nebraska Book Co., Inc. 8.625% 3/15/12	2,740,000	2,068,700
Sonic Automotive, Inc. 8.625% 8/15/13	985,000	679,650
Toys 'R' US, Inc.:
7.375% 10/15/18	400,000	260,000
7.625% 8/1/11	5,810,000	4,996,600
		10,832,563
Technology - 3.6%
Amkor Technology, Inc.:
7.75% 5/15/13	2,665,000	2,251,925
9.25% 6/1/16	945,000	803,250
First Data Corp. 9.875% 9/24/15 (e)	1,490,000	1,169,650
Flextronics International Ltd.:
6.25% 11/15/14	760,000	653,600
6.5% 5/15/13	1,065,000	958,500
Freescale Semiconductor, Inc.:
6.6938% 12/15/14 (f)	2,520,000	1,688,400
8.875% 12/15/14	1,840,000	1,269,600
9.125% 12/15/14 pay-in-kind	400,000	252,000
10.125% 12/15/16	515,000	332,175
Jabil Circuit, Inc. 8.25% 3/15/18	435,000	395,850
Lucent Technologies, Inc.:
6.45% 3/15/29	4,675,000	2,851,750
6.5% 1/15/28	4,915,000	2,998,150
Nortel Networks Corp.:
7.0406% 7/15/11 (f)	4,280,000	2,760,600
10.125% 7/15/13	1,250,000	756,250
NXP BV:
5.5406% 10/15/13 (f)	2,850,000	1,895,250
9.5% 10/15/15	1,570,000	816,400
Seagate Technology HDD Holdings 6.8% 10/1/16	3,150,000	2,709,000
Spansion LLC 11.25% 1/15/16 (e)	1,025,000	589,375
SS&C Technologies, Inc. 11.75% 12/1/13	135,000	140,400
SunGard Data Systems, Inc.:
9.125% 8/15/13	1,460,000	1,317,650

	Principal Amount	Value
10.25% 8/15/15	$ 1,460,000	$ 1,273,850
Xerox Capital Trust I 8% 2/1/27	7,840,000	7,129,155
		35,012,780
Telecommunications - 8.4%
Cincinnati Bell, Inc. 8.375% 1/15/14	4,605,000	3,983,325
Citizens Communications Co.:
6.25% 1/15/13	1,920,000	1,795,200
9% 8/15/31	910,000	696,150
Cricket Communications, Inc. 10% 7/15/15 (e)	2,590,000	2,447,550
Digicel Group Ltd.:
8.875% 1/15/15 (e)	5,425,000	4,448,500
9.125% 1/15/15 pay-in-kind (e)(f)	2,727,000	2,236,140
9.25% 9/1/12 (e)	4,605,000	4,558,950
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (e)	6,995,000	6,610,275
11.5% 6/15/16 (e)	368,000	353,280
Intelsat Ltd.:
6.5% 11/1/13	10,705,000	6,958,250
7.625% 4/15/12	7,885,000	6,071,450
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (e)	6,040,000	5,617,200
Level 3 Financing, Inc.:
6.845% 2/15/15 (f)	3,355,000	2,281,400
8.75% 2/15/17	1,965,000	1,355,850
9.25% 11/1/14	985,000	723,975
Mobile Telesystems Finance SA 8% 1/28/12 (e)	6,558,000	5,574,300
Nextel Communications, Inc. 6.875% 10/31/13	1,730,000	1,176,400
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)	6,100,000	5,581,500
Qwest Communications International, Inc. 7.5% 2/15/14	900,000	792,000
Qwest Corp.:
6.0688% 6/15/13 (f)	4,530,000	3,941,100
7.5% 10/1/14	1,815,000	1,579,050
Sprint Capital Corp.:
6.875% 11/15/28	2,750,000	1,856,250
8.375% 3/15/12	1,270,000	1,143,000
Sprint Nextel Corp. 6% 12/1/16	1,305,000	1,011,375
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	2,145,000	1,984,125
U.S. West Communications:
6.875% 9/15/33	2,155,000	1,449,238
7.5% 6/15/23	1,135,000	908,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)	$ 4,245,000	$ 3,268,650
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)	1,575,000	1,149,750
		81,552,233
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.5081% 12/15/14 (e)(f)	3,020,000	2,521,700
Levi Strauss & Co.:
8.875% 4/1/16	915,000	736,575
9.75% 1/15/15	960,000	844,800
		4,103,075
TOTAL NONCONVERTIBLE BONDS		809,627,150
TOTAL CORPORATE BONDS (Cost $941,097,542)		815,988,199
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (e)(f) (Cost $104,581)	141,126	127,014
Common Stocks - 0.0%
	Shares
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (g) (Cost $1,974,910)	48,889	317,779
Convertible Preferred Stocks - 0.2%

Electric Utilities - 0.2%
AES Trust III 6.75% (Cost $2,507,572)	51,000	1,963,500
Floating Rate Loans - 6.6%
	Principal Amount
Automotive - 0.3%
Federal-Mogul Corp.:
Tranche B, term loan 4.49% 12/27/14 (f)	$ 2,299,322	1,529,049
Tranche C, term loan 4.89% 12/27/15 (f)	1,780,126	1,183,784
		2,712,833

	Principal Amount	Value
Broadcasting - 0.1%
Univision Communications, Inc. Tranche 1LN, term loan 5.1213% 9/29/14 (f)	$ 1,480,000	$ 939,800
Cable TV - 0.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.8% 3/6/14 (f)	2,922,913	2,371,213
CSC Holdings, Inc. Tranche B, term loan 4.57% 3/31/13 (f)	3,577,653	3,148,335
Insight Midwest Holdings LLC Tranche B, term loan 4.49% 4/6/14 (f)	3,260,250	2,934,225
		8,453,773
Capital Goods - 0.4%
Dresser, Inc.:
Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (f)	4,305,000	3,917,550
Tranche B 1LN, term loan 5.096% 5/4/14 (f)	417,348	383,960
		4,301,510
Containers - 0.4%
Anchor Glass Container Corp. term loan 7.763% 6/20/14 (f)	4,175,180	4,039,487
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 6.77% 3/30/12 (f)	659,006	576,630
term loan 6.7619% 3/30/14 (f)	4,752,371	4,158,325
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.28% 10/10/14 (f)	3,622,033	3,019,870
		7,754,825
Entertainment/Film - 0.4%
Zuffa LLC term loan 5.25% 6/19/15 (f)	4,955,581	3,766,241
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 10.3106% 8/6/12 (f)	2,960,000	2,604,800
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 5.28% 7/25/14 (f)	4,843,507	4,286,504
Tranche DD, term loan 7/25/14 (h)	247,796	219,299
PTS Acquisition Corp. term loan 6.0119% 4/10/14 (f)	2,497,580	1,979,332
		6,485,135
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 4.54% 12/23/12 (f)	5,379,079	4,706,694
Publishing/Printing - 0.3%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9875% 12/12/14 (f)	3,503,030	2,627,273
Floating Rate Loans - continued
	Principal Amount	Value
Restaurants - 0.1%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0688% 6/14/13 (f)	$ 88,760	$ 59,469
term loan 6% 6/14/14 (f)	1,109,651	743,466
		802,935
Services - 0.1%
Penhall International Corp. term loan 10.1325% 4/1/12 pay-in-kind (f)	2,356,365	1,413,819
Technology - 0.8%
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (f)	900,353	751,795
Tranche B-A1, term loan 5.0406% 10/1/14 (f)	139,158	116,197
Kronos, Inc.:
Tranche 1LN, term loan 6.0119% 6/11/14 (f)	3,468,394	3,017,503
Tranche 2LN, term loan 9.5119% 6/11/15 (f)	3,190,000	2,647,700
SS&C Technologies, Inc. term loan 5.7664% 11/23/12 (f)	1,494,120	1,397,003
		7,930,198
Telecommunications - 0.2%
Digicel International Finance Ltd. term loan 6.3125% 3/30/12 (f)	2,150,000	1,655,500
Textiles & Apparel - 0.4%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.7091% 9/5/13 (f)	1,055,000	949,500
Levi Strauss & Co. term loan 4.7388% 4/4/14 (f)	3,525,000	2,661,375
		3,610,875
TOTAL FLOATING RATE LOANS (Cost $73,686,721)		63,805,698
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (a) (Cost $64,698,200)	64,698,200	$ 64,698,200
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,084,069,526)	946,900,390
NET OTHER ASSETS - 2.2%	21,170,144
NET ASSETS - 100%	$ 968,070,534
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $201,272,727 or 20.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $317,779 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $247,796 and $219,299, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,160,110
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 946,900,390	$ 64,698,200	$ 879,152,597	$ 3,049,593
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,364,330
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(310,638)
Cost of Purchases	-
Proceeds of Sales	(6,869)
Amortization/Accretion	2,770
Transfer in/out of Level 3	-
Ending Balance	$ 3,049,593

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,080,901,556. Net unrealized depreciation aggregated $134,001,166, of which $943,319 related to appreciated investment securities and $134,944,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Overseas Portfolio

September 30, 2008

1.808774.104

VIPOVRS-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 5.6%
AMP Ltd.	1,043,407	$ 5,932,632
Australian Wealth Management Ltd.	2,494,900	2,461,610
BHP Billiton Ltd.	526,845	13,628,944
Commonwealth Bank of Australia	298,434	10,517,235
CSL Ltd.	1,750,643	53,032,179
HFA Holdings Ltd.	1,251,777	627,725
Lion Nathan Ltd.	1,266,655	9,482,655
National Australia Bank Ltd.	173,073	3,492,815
Newcrest Mining Ltd.	58,033	1,205,729
Rio Tinto Ltd.	79,200	5,336,328
Seek Ltd. (d)	593,800	2,457,449
Telstra Corp. Ltd.	3,346,820	11,227,732
Woodside Petroleum Ltd.	51,129	2,062,970
TOTAL AUSTRALIA		121,466,003
Austria - 0.4%
Strabag SE	190,700	8,483,373
Belgium - 0.2%
Hamon & Compagnie International SA	73,974	2,892,919
KBC Groupe SA	26,700	2,321,849
TOTAL BELGIUM		5,214,768
Bermuda - 0.7%
Clear Media Ltd. (a)	249,000	126,215
Covidien Ltd.	179,800	9,666,048
Signet Jewelers Ltd. (United Kingdom)	276,865	5,508,895
TOTAL BERMUDA		15,301,158
Brazil - 0.9%
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	681,500	14,216,090
Vivo Participacoes SA (PN) sponsored ADR	1,107,100	4,583,394
TOTAL BRAZIL		18,799,484
British Virgin Islands - 0.0%
Indochina Capital Vietnam Holdings Ltd. (a)	192,800	692,152
Canada - 0.2%
Nortel Networks Corp. (a)	40,149	88,264
Petrobank Energy & Resources Ltd. (a)	67,700	2,566,418
TimberWest Forest Corp.	175,300	2,009,263
TOTAL CANADA		4,663,945
Cyprus - 0.1%
ProSafe ASA	274,300	1,501,077
Denmark - 2.0%
Carlsberg AS Series B	155,725	11,870,207
Novo Nordisk AS:
Series B	224,400	11,630,668
Series B sponsored ADR	111,600	5,713,920

	Shares	Value
Novozymes AS Series B	105,600	$ 9,408,204
Vestas Wind Systems AS (a)	71,600	6,248,125
TOTAL DENMARK		44,871,124
Finland - 0.9%
Fortum Oyj	216,800	7,273,067
Nokia Corp. sponsored ADR	684,700	12,769,655
TOTAL FINLAND		20,042,722
France - 13.0%
Alstom SA (d)	947,400	71,891,001
AXA SA	247,415	8,096,096
AXA SA sponsored ADR	237,500	7,756,750
BNP Paribas SA	158,002	15,077,119
Carrefour SA	72,100	3,398,805
CNP Assurances	64,600	7,293,998
Compagnie Generale de Geophysique SA (a)	154,000	4,884,552
Credit Agricole SA	81,200	1,563,344
France Telecom SA	110,361	3,094,483
France Telecom SA sponsored ADR (d)	268,200	7,512,282
GDF Suez	129,801	6,754,093
Groupe Danone	138,500	9,820,579
Ingenico SA	378,300	9,498,631
Ipsos SA	113,100	3,329,393
L'Air Liquide SA	182,578	20,055,328
L'Oreal SA	134,295	13,172,830
Sanofi-Aventis sponsored ADR	347,200	11,412,464
Societe Generale Series A	26,400	2,370,661
Sodexho Alliance SA	206,500	12,182,074
Suez Environnement SA rights 6/22/10 (a)	136,000	841,443
Total SA:
Series B	340,200	20,659,790
sponsored ADR	182,900	11,098,372
Unibail-Rodamco	131,900	26,674,086
Vivendi	201,380	6,311,164
TOTAL FRANCE		284,749,338
Germany - 8.2%
Allianz AG (Reg.)	104,400	14,307,978
BASF AG	64,000	3,050,211
Bayer AG	107,200	7,848,235
Beiersdorf AG	251,600	15,897,098
Commerzbank AG	317,700	4,707,852
Daimler AG	102,400	5,171,200
Deutsche Bank AG	72,800	5,206,047
Deutsche Boerse AG	37,800	3,457,865
Deutsche Postbank AG (d)	194,500	7,365,018
Deutsche Telekom AG:
(Reg.)	74,300	1,128,011
sponsored ADR	160,500	2,444,415
E.ON AG	763,832	38,435,257
Fresenius AG	147,100	10,794,354
Common Stocks - continued
	Shares	Value
Germany - continued
GFK AG	95,269	$ 2,921,543
Linde AG	20,200	2,156,306
MLP AG (d)	441,600	8,160,449
Q-Cells AG (a)(d)	90,100	7,552,491
RWE AG	214,800	20,471,041
SAP AG sponsored ADR	182,400	9,745,632
Vossloh AG	73,300	7,594,650
TOTAL GERMANY		178,415,653
Hong Kong - 0.6%
China Unicom Ltd.	7,704,000	11,589,839
Dynasty Fine Wines Group Ltd.	7,224,000	1,018,482
TOTAL HONG KONG		12,608,321
India - 0.2%
Satyam Computer Services Ltd. sponsored ADR	301,200	4,864,380
Indonesia - 0.6%
PT Bumi Resources Tbk	9,391,000	3,071,041
PT Indosat Tbk sponsored ADR	298,400	9,745,744
TOTAL INDONESIA		12,816,785
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	161,800	7,408,822
Italy - 3.2%
A2A SpA	1,154,100	2,943,816
Assicurazioni Generali SpA	376,200	12,484,322
Edison SpA	2,559,300	4,258,039
Enel SpA	275,100	2,295,633
ENI SpA	540,886	14,331,666
Finmeccanica SpA	532,400	11,537,044
Intesa Sanpaolo SpA	2,493,900	13,710,532
UniCredit SpA	2,263,100	8,461,137
TOTAL ITALY		70,022,189
Japan - 12.8%
ACOM Co. Ltd. (d)	409,250	13,991,863
Canon, Inc.	186,200	7,061,660
Canon, Inc. sponsored ADR	121,800	4,597,950
East Japan Railway Co.	786	5,863,907
Fujifilm Holdings Corp.	123,100	3,174,822
Honda Motor Co. Ltd.	97,400	2,955,523
KDDI Corp.	447	2,533,060
Matsui Securities Co. Ltd. (d)	659,000	4,778,956
Matsushita Electric Industrial Co. Ltd.	131,000	2,259,226
Mitsubishi Corp.	199,900	4,171,512
Mitsubishi Electric Corp.	287,000	1,937,136
Mitsubishi Estate Co. Ltd.	400,000	7,885,023
Mitsubishi UFJ Financial Group, Inc.	3,950,000	34,457,943
Mitsui & Co. Ltd.	384,000	4,768,892

	Shares	Value
Mitsui Sumitomo Insurance Group Holdings, Inc.	80,600	$ 2,746,058
Mizuho Financial Group, Inc.	3,403	14,887,420
Nafco Co. Ltd. (a)	147,900	2,012,067
Nikon Corp.	169,000	4,055,672
Nintendo Co. Ltd.	10,300	4,372,968
Nomura Holdings, Inc.	1,323,200	17,274,397
Nomura Holdings, Inc. sponsored ADR	381,100	4,984,788
NTT DoCoMo, Inc.	4,310	6,901,601
ORIX Corp.	17,270	2,163,157
Point, Inc.	125,450	4,804,765
Promise Co. Ltd.	248,050	4,801,615
Rakuten, Inc.	15,243	8,604,561
Ricoh Co. Ltd.	316,000	4,444,937
Seven & I Holdings Co. Ltd.	81,800	2,350,990
Sony Corp.	98,600	3,041,732
Sony Corp. sponsored ADR	34,500	1,065,015
Sumitomo Metal Industries Ltd.	975,000	3,023,784
Sumitomo Mitsui Financial Group, Inc.	3,061	19,198,664
Sumitomo Trust & Banking Co. Ltd.	1,477,000	9,844,133
T&D Holdings, Inc.	319,350	16,874,910
Tokyo Electric Power Co.	263,400	6,483,244
Tokyo Electron Ltd.	47,500	2,150,244
Toyo Tanso Co. Ltd. (d)	29,800	1,600,093
Toyota Motor Corp.	388,800	16,628,429
Toyota Motor Corp. sponsored ADR	80,100	6,872,580
USS Co. Ltd.	128,860	8,290,791
TOTAL JAPAN		279,916,088
Korea (South) - 0.3%
Doosan Heavy Industries & Construction Co. Ltd.	100,250	7,488,126
Luxembourg - 0.9%
ArcelorMittal SA:
(France)	147,900	7,489,513
(NY Shares) Class A	54,800	2,706,024
SES SA (A Shares) FDR unit	442,747	9,199,566
TOTAL LUXEMBOURG		19,395,103
Netherlands - 2.1%
ASML Holding NV (NY Shares)	111,300	1,959,993
Gemalto NV (a)	88,800	3,202,355
ING Groep NV (Certificaten Van Aandelen)	125,724	2,694,288
Koninklijke KPN NV	919,900	13,280,425
Royal DSM NV	47,300	2,236,479
Unilever NV:
(Certificaten Van Aandelen)	318,100	8,950,981
(NY Shares)	453,200	12,762,112
TOTAL NETHERLANDS		45,086,633
Norway - 1.1%
Lighthouse Caledonia ASA	60,299	50,972
Petroleum Geo-Services ASA (a)	645,800	8,531,634
Common Stocks - continued
	Shares	Value
Norway - continued
Pronova BioPharma ASA	940,800	$ 3,109,135
StatoilHydro ASA	320,900	7,623,711
StatoilHydro ASA sponsored ADR	163,600	3,893,680
TOTAL NORWAY		23,209,132
Panama - 0.1%
McDermott International, Inc. (a)	63,300	1,617,315
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	1,719,939	3,889,189
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	154,500	2,497,491
Banco Santander SA	160,000	2,398,239
Repsol YPF SA sponsored ADR	183,600	5,445,576
Telefonica SA	1,288,180	30,618,913
Telefonica SA sponsored ADR	66,200	4,732,638
TOTAL SPAIN		45,692,857
Sweden - 0.6%
Swedish Match Co.	627,600	10,968,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	306,400	2,889,352
TOTAL SWEDEN		13,857,352
Switzerland - 8.2%
Credit Suisse Group sponsored ADR	88,300	4,263,124
Credit Suisse Group (Reg.)	122,288	5,711,599
EFG International	148,600	4,290,638
Julius Baer Holding AG	114,046	5,672,064
Nestle SA (Reg.)	1,225,246	52,956,827
Novartis AG sponsored ADR	563,100	29,754,204
Roche Holding AG (participation certificate)	192,148	30,081,891
SGS Societe Generale de Surveillance Holding SA (Reg.)	18,982	22,342,050
Sonova Holding AG	60,656	3,954,960
Swisscom AG (Reg.)	30,718	9,155,292
UBS AG:
(For. Reg.)	387,382	6,621,894
(NY Shares)	94,443	1,656,530
Zurich Financial Services AG (Reg.)	9,136	2,530,172
TOTAL SWITZERLAND		178,991,245
Taiwan - 0.1%
HTC Corp.	136,000	2,105,663
United Kingdom - 26.9%
Aegis Group PLC	4,463,400	7,479,858
Anglo American PLC (United Kingdom)	317,408	10,722,837
AstraZeneca PLC sponsored ADR	162,900	7,148,052
BAE Systems PLC	799,000	5,890,669
Barclays PLC	1,154,300	6,858,781
BG Group PLC	1,523,200	27,627,164
BHP Billiton PLC	797,195	18,061,332
BP PLC	2,808,106	23,388,705

	Shares	Value
British American Tobacco PLC	402,800	$ 13,151,438
Cadbury PLC sponsored ADR	89,408	3,660,364
Centrica PLC	2,597,000	14,613,918
Compass Group PLC	1,848,500	11,465,379
Diageo PLC	1,382,900	23,593,534
Experian PLC	317,700	2,105,708
GlaxoSmithKline PLC	1,330,200	28,818,142
GlaxoSmithKline PLC sponsored ADR	41,700	1,812,282
Gottex Fund Management Holdings Ltd.	41,960	472,661
Hammerson PLC	390,400	6,883,289
HBOS PLC	815,900	1,851,253
HSBC Holdings PLC:
(Hong Kong) (Reg.)	382,000	6,100,959
(United Kingdom) (Reg.)	1,150,426	18,613,463
sponsored ADR	286,400	23,149,712
Imperial Tobacco Group PLC	254,300	8,163,910
Informa PLC	1,339,700	7,556,064
Intertek Group PLC	413,400	6,197,105
Jardine Lloyd Thompson Group PLC	2,833,873	22,613,454
Lloyds TSB Group PLC	548,500	2,204,221
Lloyds TSB Group PLC sponsored ADR	34,300	573,839
Man Group PLC	6,556,825	40,071,336
Misys PLC	759,700	1,675,078
NDS Group PLC sponsored ADR (a)	90,800	5,074,812
Prudential PLC	1,867,700	17,031,112
Reckitt Benckiser Group PLC	43,700	2,118,969
Reed Elsevier PLC	2,257,014	22,476,648
Rio Tinto PLC:
(Reg.)	145,506	9,132,625
sponsored ADR	13,600	3,393,200
Royal Bank of Scotland Group PLC	3,966,109	12,795,416
Royal Dutch Shell PLC:
Class A (United Kingdom)	665,900	19,233,105
Class A sponsored ADR (d)	420,800	24,831,408
Class B	293,900	8,257,180
Scottish & Southern Energy PLC	488,600	12,433,855
Shanks Group PLC	2,572,200	8,804,253
Smith & Nephew PLC sponsored ADR	75,000	3,981,750
SSL International PLC	472,100	3,806,874
Standard Chartered PLC (United Kingdom)	94,500	2,325,421
Tesco PLC	3,095,600	21,531,680
Vodafone Group PLC	15,586,462	34,424,522
Vodafone Group PLC sponsored ADR	157,900	3,489,590
William Morrison Supermarkets PLC	3,645,500	16,954,480
Xstrata PLC	89,200	2,780,117
TOTAL UNITED KINGDOM		587,401,524
United States of America - 4.2%
Apple, Inc. (a)	59,400	6,751,404
Calgon Carbon Corp. (a)(d)	1,118,817	22,779,114
Copart, Inc. (a)	105,500	4,009,000
Dr Pepper Snapple Group, Inc. (a)	67,056	1,775,643
Estee Lauder Companies, Inc. Class A	600,300	29,960,973
Common Stocks - continued
	Shares	Value
United States of America - continued
Franklin Resources, Inc.	41,900	$ 3,692,647
Fuel Tech, Inc. (a)(d)	271,800	4,916,862
Genentech, Inc. (a)	12,300	1,090,764
Hypercom Corp. (a)	171,800	683,764
Stryker Corp.	73,000	4,547,900
Sunpower Corp. Class A (a)(d)	90,300	6,404,979
Visa, Inc.	81,200	4,984,868
TOTAL UNITED STATES OF AMERICA		91,597,918
TOTAL COMMON STOCKS (Cost $2,271,708,804)		2,112,169,439
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 1.92% (b)	60,939,745	60,939,745
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	72,986,273	72,986,273
TOTAL MONEY MARKET FUNDS (Cost $133,926,018)		133,926,018
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,405,634,822)	2,246,095,457
NET OTHER ASSETS - (2.8)%	(60,676,238)
NET ASSETS - 100%	$ 2,185,419,219
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,819,750
Fidelity Securities Lending Cash Central Fund	3,633,456
Total	$ 5,453,206
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,246,095,457	$ 521,305,091	$ 1,724,790,366	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,413,665,355. Net unrealized depreciation aggregated $167,569,898, of which $233,031,752 related to appreciated investment securities and $400,601,650 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Portfolio

September 30, 2008

1.808786.104

VIPVAL-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Auto Components - 1.3%
ArvinMeritor, Inc.	9,777	$ 127,492
Gentex Corp.	9,340	133,562
Johnson Controls, Inc.	17,451	529,289
The Goodyear Tire & Rubber Co. (a)	35,000	535,850
		1,326,193
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	1,019	39,483
Fiat SpA	5,021	67,498
Harley-Davidson, Inc.	6,600	246,180
Nissan Motor Co. Ltd.	18,300	123,787
Renault SA	5,300	337,646
Winnebago Industries, Inc.	18,964	245,015
		1,059,609
Diversified Consumer Services - 1.3%
H&R Block, Inc.	39,700	903,175
Hillenbrand, Inc.	14,618	294,699
Regis Corp.	3,100	85,250
Service Corp. International	8,400	70,224
		1,353,348
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	33,200	593,948
Carnival Corp. unit	20,000	707,000
DineEquity, Inc.	1,000	16,860
Penn National Gaming, Inc. (a)	6,183	164,282
Pinnacle Entertainment, Inc. (a)	4,200	31,752
Royal Caribbean Cruises Ltd.	31,100	645,325
Starwood Hotels & Resorts Worldwide, Inc.	600	16,884
Vail Resorts, Inc. (a)	3,800	132,810
		2,308,861
Household Durables - 5.5%
Black & Decker Corp.	15,085	916,414
Centex Corp.	23,600	382,320
Ethan Allen Interiors, Inc.	18,905	529,718
Jarden Corp. (a)	14,940	350,343
KB Home	4,700	92,496
La-Z-Boy, Inc.	10,200	95,064
Leggett & Platt, Inc.	36,300	790,977
Newell Rubbermaid, Inc.	15,431	266,339
Pulte Homes, Inc.	14,100	196,977
Sealy Corp., Inc.	25,656	165,738
Tempur-Pedic International, Inc.	11,200	131,712
The Stanley Works	21,900	914,106
Whirlpool Corp.	11,000	872,190
		5,704,394
Leisure Equipment & Products - 1.7%
Brunswick Corp.	36,592	468,012

	Shares	Value
Eastman Kodak Co.	71,900	$ 1,105,822
Pool Corp.	5,902	137,694
		1,711,528
Media - 3.0%
Cinemark Holdings, Inc.	28,856	392,442
Gannett Co., Inc.	4,100	69,331
Informa PLC	15,500	87,422
Lamar Advertising Co. Class A (a)(d)	7,855	242,641
Live Nation, Inc. (a)	12,600	205,002
Omnicom Group, Inc.	10,100	389,456
R.H. Donnelley Corp. (a)	17,400	34,626
Regal Entertainment Group Class A	26,564	419,180
Scripps Networks Interactive, Inc. Class A	25,106	911,599
Viacom, Inc. Class B (non-vtg.) (a)	4,300	106,812
Virgin Media, Inc.	11,444	90,408
WPP Group PLC	15,800	127,810
		3,076,729
Multiline Retail - 0.2%
Macy's, Inc.	9,620	172,968
Sears Holdings Corp. (a)(d)	41	3,834
		176,802
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	4,600	182,436
AnnTaylor Stores Corp. (a)	16,977	350,405
Asbury Automotive Group, Inc.	12,714	146,465
AutoNation, Inc. (a)	10,700	120,268
AutoZone, Inc. (a)	5,000	616,700
Chico's FAS, Inc. (a)	12,000	65,640
Group 1 Automotive, Inc.	10,432	226,687
OfficeMax, Inc.	29,774	264,691
PetSmart, Inc.	35,053	866,160
Pier 1 Imports, Inc. (a)	34,800	143,724
Select Comfort Corp. (a)	11,566	19,084
Sherwin-Williams Co.	5,700	325,812
Staples, Inc.	23,843	536,468
Talbots, Inc.	3,000	39,300
The Men's Wearhouse, Inc.	5,200	110,448
Williams-Sonoma, Inc.	48,070	777,773
		4,792,061
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	42,536	698,866
VF Corp.	1,400	108,234
		807,100
TOTAL CONSUMER DISCRETIONARY		22,316,625
CONSUMER STAPLES - 5.4%
Beverages - 0.5%
Carlsberg AS:
Series A	1,775	153,510
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Carlsberg AS: - continued
Series B	1,700	$ 129,583
SABMiller PLC	11,600	226,505
		509,598
Food & Staples Retailing - 1.9%
Rite Aid Corp. (a)	110,300	89,343
Safeway, Inc.	4,200	99,624
SUPERVALU, Inc.	16,700	362,390
Sysco Corp.	41,100	1,267,113
Winn-Dixie Stores, Inc. (a)	8,187	113,799
		1,932,269
Food Products - 0.7%
Cermaq ASA	8,000	52,008
Leroy Seafood Group ASA	7,200	64,105
Marine Harvest ASA (a)	365,000	182,096
Tyson Foods, Inc. Class A	41,600	496,704
		794,913
Household Products - 0.6%
Energizer Holdings, Inc. (a)	7,774	626,196
Personal Products - 1.7%
Avon Products, Inc.	41,100	1,708,522
Bare Escentuals, Inc. (a)	2,200	23,914
		1,732,436
TOTAL CONSUMER STAPLES		5,595,412
ENERGY - 7.2%
Energy Equipment & Services - 1.9%
BJ Services Co.	13,000	248,690
Calfrac Well Services Ltd.	3,100	57,695
ENSCO International, Inc.	1,500	86,445
Nabors Industries Ltd. (a)	6,600	164,472
National Oilwell Varco, Inc. (a)	9,128	458,499
Patterson-UTI Energy, Inc.	6,126	122,643
Smith International, Inc.	6,900	404,616
Weatherford International Ltd. (a)	16,666	418,983
		1,962,043
Oil, Gas & Consumable Fuels - 5.3%
Boardwalk Pipeline Partners, LP	16,397	337,778
Cabot Oil & Gas Corp.	14,800	534,872
Canadian Natural Resources Ltd.	5,000	342,916
Chesapeake Energy Corp.	5,700	204,402
Copano Energy LLC	7,318	178,998
Energy Transfer Equity LP	9,409	204,646
EOG Resources, Inc.	5,700	509,922
EXCO Resources, Inc. (a)	16,100	262,752
Foundation Coal Holdings, Inc.	4,525	161,000
Hess Corp.	6,650	545,832
Petrohawk Energy Corp. (a)	9,100	196,833

	Shares	Value
Plains Exploration & Production Co. (a)	2,400	$ 84,384
Southwestern Energy Co. (a)	3,400	103,836
Suncor Energy, Inc.	12,000	496,054
Ultra Petroleum Corp. (a)	9,100	503,594
Valero Energy Corp.	23,600	715,080
Western Gas Partners LP	200	2,640
		5,385,539
TOTAL ENERGY		7,347,582
FINANCIALS - 18.5%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	10,090	328,732
Fortress Investment Group LLC	16,540	173,670
Janus Capital Group, Inc.	9,000	218,520
Legg Mason, Inc.	4,130	157,188
State Street Corp.	2,800	159,264
T. Rowe Price Group, Inc.	5,259	282,461
TD Ameritrade Holding Corp. (a)	17,500	283,500
		1,603,335
Commercial Banks - 3.4%
Associated Banc-Corp.	10,451	208,497
Boston Private Financial Holdings, Inc.	8,663	75,715
Fifth Third Bancorp	52,600	625,940
KeyCorp	42,700	509,838
Marshall & Ilsley Corp.	4,300	86,645
PNC Financial Services Group, Inc.	4,700	351,090
Prosperity Bancshares, Inc.	1,700	57,783
Regions Financial Corp.	6,400	61,440
Sterling Financial Corp., Washington	3,115	45,168
Susquehanna Bancshares, Inc., Pennsylvania	6,700	130,784
U.S. Bancorp, Delaware	9,600	345,792
UCBH Holdings, Inc.	12,049	77,234
Wachovia Corp.	17,033	59,616
Zions Bancorp (d)	22,004	851,555
		3,487,097
Consumer Finance - 1.4%
Capital One Financial Corp.	23,300	1,188,300
Discover Financial Services	13,026	180,019
		1,368,319
Diversified Financial Services - 2.3%
Bank of America Corp.	28,010	980,350
CIT Group, Inc.	30,386	211,487
Deutsche Boerse AG	500	45,739
JPMorgan Chase & Co.	23,486	1,096,796
KKR Financial Holdings LLC	8,620	54,823
		2,389,195
Insurance - 2.1%
AMBAC Financial Group, Inc.	15,400	35,882
LandAmerica Financial Group, Inc.	300	7,275
Maiden Holdings Ltd. (e)	4,900	21,315
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	27,700	$ 879,752
MBIA, Inc.	12,200	145,180
Principal Financial Group, Inc.	9,284	403,761
Willis Group Holdings Ltd.	10,400	335,504
XL Capital Ltd. Class A	18,300	328,302
		2,156,971
Real Estate Investment Trusts - 5.7%
Alexandria Real Estate Equities, Inc.	3,300	371,250
Annaly Capital Management, Inc.	4,200	56,490
CapitalSource, Inc.	24,900	306,270
Chimera Investment Corp.	4,600	28,566
Developers Diversified Realty Corp.	9,582	303,654
Digital Realty Trust, Inc.	9,508	449,253
General Growth Properties, Inc.	19,323	291,777
HCP, Inc.	16,400	658,132
Highwoods Properties, Inc. (SBI)	10,070	358,089
Kimco Realty Corp.	9,700	358,318
Public Storage	8,600	851,486
Simon Property Group, Inc.	3,800	368,600
SL Green Realty Corp.	3,200	207,360
Tanger Factory Outlet Centers, Inc.	3,000	131,370
UDR, Inc.	17,154	448,577
Vornado Realty Trust	7,200	654,840
		5,844,032
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	16,900	267,696
CB Richard Ellis Group, Inc. Class A (a)	34,422	460,222
The St. Joe Co.	3,100	121,179
		849,097
Thrifts & Mortgage Finance - 1.2%
Hudson City Bancorp, Inc.	26,600	490,770
MGIC Investment Corp.	3,900	27,417
New York Community Bancorp, Inc.	27,500	461,725
People's United Financial, Inc.	5,900	113,575
Washington Federal, Inc.	9,306	171,696
		1,265,183
TOTAL FINANCIALS		18,963,229
HEALTH CARE - 5.4%
Biotechnology - 0.6%
Cephalon, Inc. (a)	6,400	495,936
Cubist Pharmaceuticals, Inc. (a)	6,045	134,380
Molecular Insight Pharmaceuticals, Inc. (a)	1,100	8,448
		638,764
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. (a)	7,200	88,344

	Shares	Value
Cooper Companies, Inc.	1,400	$ 48,664
Hill-Rom Holdings, Inc.	6,502	197,076
		334,084
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	7,300	274,845
Brookdale Senior Living, Inc.	16,147	355,073
Community Health Systems, Inc. (a)	22,700	665,337
Emeritus Corp. (a)	5,310	132,219
HealthSouth Corp. (a)	21,780	401,405
McKesson Corp.	4,900	263,669
Quest Diagnostics, Inc.	2,600	134,342
Universal Health Services, Inc. Class B	15,900	890,877
VCA Antech, Inc. (a)	4,231	124,688
		3,242,455
Health Care Technology - 0.4%
IMS Health, Inc.	22,280	421,315
Pharmaceuticals - 0.9%
Alpharma, Inc. Class A (a)	8,547	315,299
Barr Pharmaceuticals, Inc. (a)	5,985	390,821
Mylan, Inc. (a)	12,056	137,680
Sepracor, Inc. (a)	5,300	97,043
		940,843
TOTAL HEALTH CARE		5,577,461
INDUSTRIALS - 12.0%
Aerospace & Defense - 0.5%
Heico Corp. Class A	6,717	188,479
Honeywell International, Inc.	7,200	299,160
		487,639
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	13,200	830,148
Airlines - 0.1%
Delta Air Lines, Inc. (a)	11,300	84,185
Building Products - 1.0%
Masco Corp.	41,500	744,510
Owens Corning (a)	12,875	307,841
		1,052,351
Commercial Services & Supplies - 3.1%
ACCO Brands Corp. (a)	29,910	225,521
Allied Waste Industries, Inc. (a)	120,878	1,342,955
Consolidated Graphics, Inc. (a)	5,188	157,352
Copart, Inc. (a)	900	34,200
R.R. Donnelley & Sons Co.	24,017	589,137
The Brink's Co.	13,149	802,352
		3,151,517
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	6,400	123,136
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Dycom Industries, Inc. (a)	26,500	$ 345,030
URS Corp. (a)	4,998	183,277
		651,443
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	5,977	238,781
Zumtobel AG	1,400	19,841
		258,622
Machinery - 3.8%
Albany International Corp. Class A	12,965	354,333
Briggs & Stratton Corp.	17,900	289,622
Cummins, Inc.	7,666	335,158
Deere & Co.	1,100	54,450
Eaton Corp.	4,200	235,956
Illinois Tool Works, Inc.	20,500	911,225
Ingersoll-Rand Co. Ltd. Class A	9,300	289,881
Navistar International Corp. (a)	6,000	325,080
Pentair, Inc.	22,900	791,653
Sulzer AG (Reg.)	2,260	240,479
Vallourec SA	100	21,570
Wabash National Corp.	7,900	74,655
		3,924,062
Marine - 0.1%
Alexander & Baldwin, Inc.	1,100	48,433
Safe Bulkers, Inc.	2,500	27,250
		75,683
Professional Services - 0.3%
Manpower, Inc.	4,400	189,904
Monster Worldwide, Inc. (a)	5,100	76,041
		265,945
Road & Rail - 1.0%
Canadian National Railway Co.	5,900	281,475
Con-way, Inc.	17,650	778,542
		1,060,017
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	7,699	120,258
W.W. Grainger, Inc.	2,100	182,637
		302,895
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	16,261	214,808
TOTAL INDUSTRIALS		12,359,315
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.7%
Alcatel-Lucent SA sponsored ADR (a)	49,621	190,545
Corning, Inc.	4,300	67,252

	Shares	Value
Motorola, Inc.	54,600	$ 389,844
Powerwave Technologies, Inc. (a)	18,010	71,320
		718,961
Computers & Peripherals - 1.0%
NCR Corp. (a)	24,300	535,815
NetApp, Inc. (a)	24,985	455,477
		991,292
Electronic Equipment & Components - 4.8%
Agilent Technologies, Inc. (a)	33,549	995,063
Arrow Electronics, Inc. (a)	39,753	1,042,324
Avnet, Inc. (a)	42,677	1,051,135
Flextronics International Ltd. (a)	110,300	780,924
Itron, Inc. (a)	3,116	275,859
Tyco Electronics Ltd.	29,400	813,204
		4,958,509
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	100	40,052
VeriSign, Inc. (a)	17,039	444,377
Yahoo!, Inc. (a)	27,300	472,290
		956,719
IT Services - 2.0%
Accenture Ltd. Class A	8,000	304,000
Lender Processing Services, Inc.	9,543	291,252
The Western Union Co.	39,000	962,130
Unisys Corp. (a)	61,362	168,746
Visa, Inc.	4,800	294,672
		2,020,800
Office Electronics - 1.2%
Xerox Corp.	104,000	1,199,120
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	39,300	594,609
ASML Holding NV (NY Shares)	23,544	414,610
Atmel Corp. (a)	32,440	109,972
Fairchild Semiconductor International, Inc. (a)	85,400	759,206
Integrated Device Technology, Inc. (a)	16,600	129,148
Lam Research Corp. (a)	2,100	66,129
Maxim Integrated Products, Inc.	19,400	351,140
Micron Technology, Inc. (a)	10,000	40,500
MKS Instruments, Inc. (a)	11,200	222,992
National Semiconductor Corp.	58,400	1,005,064
Standard Microsystems Corp. (a)	8,554	213,679
Varian Semiconductor Equipment Associates, Inc. (a)	8,051	202,241
		4,109,290
Software - 1.2%
CA, Inc.	13,632	272,095
Electronic Arts, Inc. (a)	17,094	632,307
Fair Isaac Corp.	1,304	30,057
Misys PLC	35,300	77,834
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	9,900	$ 182,160
THQ, Inc. (a)	4,468	53,795
		1,248,248
TOTAL INFORMATION TECHNOLOGY		16,202,939
MATERIALS - 3.4%
Chemicals - 1.2%
Albemarle Corp.	10,526	324,622
Arkema sponsored ADR	2,800	101,466
Chemtura Corp.	75,700	345,192
FMC Corp.	1,100	56,529
Georgia Gulf Corp.	3,417	8,543
H.B. Fuller Co.	10,100	210,787
Solutia, Inc. (a)	3,382	47,348
W.R. Grace & Co. (a)	6,900	104,328
		1,198,815
Containers & Packaging - 1.2%
Ball Corp.	10,200	402,798
Owens-Illinois, Inc. (a)	20,612	605,993
Rock-Tenn Co. Class A	4,690	187,506
		1,196,297
Metals & Mining - 1.0%
Alcoa, Inc.	16,900	381,602
Barrick Gold Corp.	4,600	168,416
Eldorado Gold Corp. (a)	5,600	34,934
Goldcorp, Inc.	1,300	40,878
Lihir Gold Ltd. (a)	40,465	91,501
Newcrest Mining Ltd.	6,298	130,851
Newmont Mining Corp.	2,114	81,939
Randgold Resources Ltd. sponsored ADR	2,934	120,382
		1,050,503
TOTAL MATERIALS		3,445,615
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	9,115	254,491
Cincinnati Bell, Inc. (a)	38,318	118,403
Qwest Communications International, Inc.	136,366	440,462
Verizon Communications, Inc.	15,100	484,559
		1,297,915
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	48,400	295,240
TOTAL TELECOMMUNICATION SERVICES		1,593,155

	Shares	Value
UTILITIES - 6.7%
Electric Utilities - 4.7%
Allegheny Energy, Inc.	21,700	$ 797,909
American Electric Power Co., Inc.	10,600	392,518
Edison International	14,100	562,590
Entergy Corp.	9,200	818,892
Exelon Corp.	4,400	275,528
FirstEnergy Corp.	9,900	663,201
FPL Group, Inc.	8,500	427,550
PPL Corp.	25,000	925,500
		4,863,688
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	21,500	251,335
Constellation Energy Group, Inc.	9,300	225,990
NRG Energy, Inc. (a)	24,500	606,375
Reliant Energy, Inc. (a)	33,407	245,541
		1,329,241
Multi-Utilities - 0.7%
CMS Energy Corp.	11,100	138,417
Public Service Enterprise Group, Inc.	17,900	586,941
		725,358
TOTAL UTILITIES		6,918,287
TOTAL COMMON STOCKS (Cost $130,460,900)		100,319,620
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	2,900	100,526
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	300	230,397
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	4,100	119,392
TOTAL FINANCIALS		450,315
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	7,400	58,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae Series S, 8.25%	3,586	$ 7,817
Freddie Mac Series Z, 8.375%	3,530	5,577
		13,394
TOTAL NONCONVERTIBLE PREFERRED STOCKS		72,194
TOTAL PREFERRED STOCKS (Cost $859,484)		522,509
Investment Companies - 0.2%

Ares Capital Corp. (Cost $384,654)	24,787	258,528
Convertible Bonds - 0.4%
Principal Amount
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Ford Motor Co. 4.25% 12/15/36 (Cost $378,701)	$ 560,000	366,408
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	1,056,161	$ 1,056,161
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	675,400	675,400
TOTAL MONEY MARKET FUNDS (Cost $1,731,561)		1,731,561
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $133,815,300)	103,198,626
NET OTHER ASSETS - (0.5)%	(527,851)
NET ASSETS - 100%	$ 102,670,775
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,315 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,344
Fidelity Securities Lending Cash Central Fund	36,584
Total	$ 88,928
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 103,198,626	$ 100,002,369	$ 3,196,257	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $133,996,235. Net unrealized depreciation aggregated $30,797,609, of which $3,548,321 related to appreciated investment securities and $34,345,930 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008